Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Additional Information (Detail)	6 Months Ended
Sep. 30, 2018
Equity [abstract]
Common Equity Tier 1 capital ratio threshold where bonds may be written down	5.125%